AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.7%
Long-Term Municipal Bonds – 94.7%
Alabama – 1.6%
Alabama Community College System ACCS
Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2046	$3,900	$3,789,992
4.00%, 09/01/2051	5,500	5,238,145

		9,028,137

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.00%, 09/01/2023(a)	430	429,845

Arizona – 4.5%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051	7,175	6,004,847
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group)
Series 2020 4.00%, 02/01/2050	4,500	4,210,545
5.00%, 02/01/2034	1,300	1,455,190
5.00%, 02/01/2035	1,100	1,225,684
Series 2021 4.00%, 02/01/2038	1,400	1,394,626
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,234,237
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group)
Series 2020 5.00%, 07/01/2040(a)	500	482,276
5.00%, 07/01/2050(a)	1,175	1,072,964
5.00%, 07/01/2054(a)	640	576,912
Series 2021 4.00%, 07/01/2051(a)	1,625	1,222,853
4.00%, 07/01/2061(a)	5,210	3,759,494

		24,639,628

California – 13.0%
California Educational Facilities Authority (Mount St.Mary’s University, Inc.) Series 2018-A 5.00%, 10/01/2036	405	431,252
5.00%, 10/01/2046	2,750	2,853,669
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2047	3,750	3,760,160

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	$1,000	$1,013,893
5.00%, 08/01/2055	1,200	1,212,670
California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	3,390	3,070,740
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 4.33% (MUNIPSA + 0.35%), 08/01/2047(b)	8,000	7,915,754
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	4,823,751
4.00%, 05/01/2051	5,000	4,738,592
4.00%, 05/01/2055	5,000	4,699,718
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036(a)	350	356,780
5.00%, 12/01/2046(a)	3,725	3,669,483
5.00%, 12/01/2054(a)	1,240	1,185,100
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,763,838
5.00%, 11/01/2049(a)	6,075	5,657,634
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046	2,960	2,928,350
4.00%, 09/01/2051	2,745	2,671,134
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	1,200	1,210,738
4.00%, 07/01/2046	2,090	2,069,093
4.00%, 07/01/2051	1,945	1,893,944
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	587,068
5.00%, 06/01/2054(a)	250	222,801
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	2,500	2,282,984

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048(a)	$1,085	$988,693
5.00%, 06/01/2056(a)	1,000	888,428
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	3,750	3,468,787
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	751,089
4.00%, 06/01/2051(a)	1,000	708,938
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2018 5.00%, 08/01/2038(a)	2,000	2,032,209
Series 2022 5.375%, 08/01/2042(a)	1,500	1,555,863
Coalinga-Huron Joint Unified School District BAM Series 2018-B 5.00%, 08/01/2048	500	523,233

		71,936,386

Colorado – 0.5%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038	1,020	939,905
4.00%, 12/01/2039	1,000	911,524
4.00%, 12/01/2040	750	677,098

		2,528,527

Connecticut – 1.1%
City of Bridgeport CT
Series 2017-A 5.00%, 11/01/2025	525	545,876
Series 2021-A 4.00%, 08/01/2037	775	775,974
4.00%, 08/01/2039	1,000	978,382
4.00%, 08/01/2040	325	316,221
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,078,323
5.00%, 07/15/2038	620	660,340
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,643,969

		5,999,085

District of Columbia – 4.5%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,775,634
5.00%, 04/01/2051	2,635	2,710,513
District of Columbia (KIPP DC Obligated Group)
Series 2017-A 5.00%, 07/01/2042	1,785	1,797,629
Series 2017-B 5.00%, 07/01/2037	625	636,844
5.00%, 07/01/2042	2,000	2,014,150

	Principal Amount (000)	U.S. $ Value

District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	$4,275	$3,894,394
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2027	620	647,823
5.50%, 02/28/2035	4,025	4,568,498
5.50%, 02/29/2036	1,625	1,836,328
5.50%, 08/31/2036	1,800	2,025,714
5.50%, 02/28/2037	1,850	2,075,056
District of Columbia Water & Sewer Authority Series 2016-A 5.00%, 10/01/2035	820	854,116

		24,836,699

Florida – 1.3%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040	825	754,612
5.00%, 06/01/2050	3,735	3,195,277
Miami-Dade County Housing Finance Authority (Wynwood Works LLC)
Series 2023-A 5.70%, 06/01/2052(a)	2,000	2,000,520
Series 2023-B 5.78%, 06/01/2027(a)	1,000	1,000,260

		6,950,669

Illinois – 6.6%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,189,014
Chicago Transit Authority Sales Tax Receipts Fund
Series 2014 5.25%, 12/01/2049	5,000	5,063,269
Series 2020-A 5.00%, 12/01/2045	6,010	6,246,719
Series 2022-A 4.00%, 12/01/2049	4,190	3,866,836
Cook County Community College District No. 508
Series 2013 5.25%, 12/01/2043	605	605,338
BAM Series 2017 5.00%, 12/01/2047	620	641,289
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	1,475	1,320,595
4.00%, 11/01/2051	2,720	2,259,743
4.00%, 11/01/2056	3,850	3,111,953

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	$615	$565,718
4.00%, 10/01/2050	6,505	5,688,847
4.00%, 10/01/2055	2,000	1,715,612

		36,274,933

Indiana – 0.5%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029	685	744,211
5.00%, 07/01/2029	600	657,219
5.00%, 01/01/2030	1,000	1,101,728
5.00%, 07/01/2030	420	466,041

		2,969,199

Kansas – 0.1%
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2028 (Pre-refunded/ETM)	555	575,639

Louisiana – 0.5%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041	1,500	1,392,495
4.00%, 02/01/2042	1,500	1,369,423

		2,761,918

Maryland – 3.2%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,041,061
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 5.00%, 07/01/2050	2,500	2,558,551
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.00%, 07/01/2033	1,895	2,080,547
5.00%, 07/01/2034	1,840	2,009,935
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2055	10,000	10,227,774

		17,917,868

Massachusetts – 3.7%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015-D 5.00%, 07/01/2044	7,415	7,480,646

	Principal Amount (000)	U.S. $ Value

Series 2016-E 5.00%, 07/01/2037	$765	$781,160
Series 2017-F 5.00%, 07/01/2030	1,475	1,547,604
Series 2023 5.25%, 07/01/2048	2,720	2,873,194
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group)
Series 2019-A 5.00%, 07/01/2036	1,765	1,792,676
5.00%, 07/01/2039	2,250	2,240,982
5.00%, 07/01/2044	1,645	1,615,664
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,043,219
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	856,878

		20,232,023

Michigan – 10.1%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	955,414
City of Detroit MI
Series 2018 5.00%, 04/01/2026	585	597,200
5.00%, 04/01/2027	500	514,934
5.00%, 04/01/2032	770	792,474
5.00%, 04/01/2033	180	185,170
5.00%, 04/01/2034	1,255	1,289,375
5.00%, 04/01/2035	1,500	1,536,325
5.00%, 04/01/2036	1,200	1,222,253
5.00%, 04/01/2037	1,100	1,114,176
Series 2021-A 4.00%, 04/01/2040	1,050	957,570
5.00%, 04/01/2033	1,125	1,183,981
5.00%, 04/01/2036	1,200	1,252,475
5.00%, 04/01/2039	1,175	1,202,212
5.00%, 04/01/2050	3,650	3,647,526
Series 2023-A 5.25%, 05/01/2028	300	314,695
5.25%, 05/01/2030	700	749,434
5.25%, 05/01/2031	600	645,715
5.25%, 05/01/2032	600	649,212
5.25%, 05/01/2033	800	871,055
6.00%, 05/01/2039	2,500	2,827,540
Detroit City School District Series 2020-A 5.00%, 05/01/2036	1,145	1,253,523
5.00%, 05/01/2037	1,150	1,244,289
5.00%, 05/01/2039	1,645	1,758,744
5.00%, 05/01/2040	1,000	1,065,614
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,579,935
Ferris State University Series 2019-A 5.00%, 10/01/2024	2,000	2,036,584
5.00%, 10/01/2025	2,000	2,062,551
5.00%, 10/01/2026	2,185	2,294,532

	Principal Amount (000)	U.S. $ Value

Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2041	$3,500	$2,947,509
5.00%, 07/01/2031	2,405	2,509,006
Flint Public Library AGM Series 2020 3.00%, 05/01/2029	1,085	1,056,821
3.00%, 05/01/2030	1,175	1,144,595
Grand Rapids Public Schools
AGM Series 2017 5.00%, 05/01/2027	200	212,964
AGM Series 2019 5.00%, 11/01/2040	1,800	1,911,989
Great Lakes Water Authority Water Supply System Revenue
Series 2016-B 5.00%, 07/01/2046	1,225	1,253,273
Series 2016-C 5.00%, 07/01/2026	695	734,056
Series 2020-B 5.00%, 07/01/2045	1,350	1,423,122
5.00%, 07/01/2049	1,300	1,358,872
Series 2022-A 5.00%, 07/01/2037	1,000	1,114,747
5.00%, 07/01/2038	1,215	1,328,635
5.25%, 07/01/2039	1,925	2,125,659
5.25%, 07/01/2040	735	808,259

		55,734,015

Minnesota – 0.5%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	3,000	2,110,004
Housing & Redevelopment Authority of The City of St.Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	903,793

		3,013,797

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	204,682

New Jersey – 4.9%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040(a)	1,600	1,458,854
4.00%, 07/15/2050(a)	3,260	2,748,617

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050	$1,000	$963,559
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2023 5.185%, 03/01/2030	1,500	1,486,031
5.198%, 03/01/2031	1,500	1,480,496
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) Series 2020 4.00%, 11/01/2044	5,500	5,346,257
5.00%, 11/01/2044	6,925	7,268,974
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,175	1,178,535
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,282,875
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	645	684,864
5.00%, 06/15/2042	1,000	1,031,219

		26,930,281

New York – 12.3%
Buffalo Sewer Authority Series 2021 1.75%, 06/15/2049(c)	2,000	1,332,764
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	195,230
4.00%, 06/15/2036	385	360,166
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044	1,890	1,815,371
4.00%, 07/01/2049	600	565,277
Build NYC Resource Corp. (Classical Charter School, Inc.) Series 2023 4.75%, 06/15/2058	760	709,741
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(a)	4,500	4,522,278

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Global Community Charter School) Series 2022 4.00%, 06/15/2032	$500	$476,576
5.00%, 06/15/2042	850	819,764
5.00%, 06/15/2052	1,520	1,404,384
5.00%, 06/15/2057	1,300	1,185,739
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	490,674
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	2,000	2,015,423
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
Series 2017 5.00%, 06/01/2052(a)	2,260	2,028,381
Series 2017-A 5.00%, 06/01/2047(a)	725	660,995
Metropolitan Transportation Authority
Series 2014-D 5.00%, 11/15/2039	4,000	4,018,735
Series 2017-C 5.00%, 11/15/2026	5,710	5,958,010
5.00%, 11/15/2029	1,165	1,240,707
5.00%, 11/15/2033	1,000	1,063,618
Series 2018-B 5.00%, 11/15/2026	2,160	2,253,818
Series 2020-C 4.75%, 11/15/2045	12,085	12,301,673
Series 2020-E 4.00%, 11/15/2045	4,250	4,019,436
5.00%, 11/15/2030	5,000	5,484,135
5.00%, 11/15/2032	4,500	4,955,296
Series 2021-D 3.881% (SOFR + 0.33%), 11/01/2035(b)	1,795	1,790,333
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,265	1,273,316
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018 5.00%, 08/01/2032	375	378,846
5.00%, 08/01/2034	750	755,999
Series 2020 4.00%, 09/01/2045	500	432,866
AGM Series 2020 3.00%, 09/01/2050	2,000	1,485,746
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co. LLC) Series 2023 6.971%, 06/30/2051	2,000	1,968,003

		67,963,300

	Principal Amount (000)	U.S. $ Value

North Carolina – 1.5%
North Carolina Central University Series 2019 4.00%, 04/01/2049	$2,270	$2,070,874
5.00%, 04/01/2044	2,500	2,579,416
University of North Carolina at Greensboro Series 2014 5.00%, 04/01/2039	3,440	3,472,125

		8,122,415

Ohio – 2.6%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2019 5.00%, 02/15/2044	2,150	2,237,395
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,100	971,946
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	4,373,445
5.25%, 02/15/2047	1,500	1,509,350
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	2,690	2,464,104
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,093,749
5.25%, 01/01/2052	1,000	1,021,954

		14,671,943

Oklahoma – 1.8%
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018-B 5.00%, 08/15/2033	2,000	1,961,844
5.50%, 08/15/2057	3,365	3,308,768
Series 2022-A 5.50%, 08/15/2041	5,000	4,805,378

		10,075,990

Oregon – 0.2%
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2029	250	271,296
Tri-County Metropolitan Transportation District of Oregon (Tri-County Metropolitan Transportation District of Oregon Fed Hwy Grant) Series 2017-A 5.00%, 10/01/2026	865	914,496

		1,185,792

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 9.0%
Capital Region Water Water Revenue
Series 2018 5.00%, 07/15/2025	$1,000	$1,032,691
5.00%, 07/15/2026	510	536,913
City of Philadelphia PA Water & Wastewater Revenue
Series 2018-A 5.00%, 10/01/2048	3,050	3,182,516
Series 2019-B 5.00%, 11/01/2049	3,095	3,240,548
Series 2020-A 5.00%, 11/01/2045	5,000	5,301,241
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	2,585	2,410,911
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017 5.00%, 07/01/2032	885	911,710
5.00%, 07/01/2034	230	236,367
AGM Series 2022 4.00%, 07/01/2040	4,475	4,219,903
Philadelphia Authority for Industrial Development (City of Philadelphia PA)
Series 2018 5.00%, 05/01/2036	1,620	1,727,945
5.00%, 05/01/2037	1,390	1,472,367
5.00%, 05/01/2038	1,000	1,054,052
AGM Series 2017 5.00%, 12/01/2035	200	215,978
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	2,100	2,073,078
Philadelphia Energy Authority (The) (City of Philadelphia PA Lease)
Series 2023 5.00%, 11/01/2036(d)	1,500	1,694,656
5.00%, 11/01/2039(d)	1,850	2,037,447
5.00%, 11/01/2040(d)	700	766,711
5.00%, 11/01/2041(d)	1,265	1,380,202
5.00%, 11/01/2042(d)	1,050	1,141,271
5.00%, 11/01/2043(d)	750	813,643
Pittsburgh Water & Sewer Authority
AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,135,888
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,260,371
4.00%, 09/01/2050	2,500	2,489,047
AGM Series 2023-A 4.25%, 09/01/2053	2,500	2,491,330
School District of the City of Erie (The)
AGM Series 2019-A 5.00%, 04/01/2031	405	443,747
AGM Series 2019-C 5.00%, 04/01/2028	1,850	1,993,986
5.00%, 04/01/2029	1,000	1,093,033

	Principal Amount (000)	U.S. $ Value

Wilkes-Barre Area School District/PA BAM Series 2019 5.00%, 04/15/2059	$1,620	$1,665,125

		50,022,677

Rhode Island – 2.8%
Providence Public Building Authority (City of Providence RI Lease)
AGM Series 2020-A 5.00%, 09/15/2030	2,890	3,142,492
5.00%, 09/15/2031	5,110	5,557,492
Rhode Island Health and Educational Building Corp. (City of Providence RI)
BAM Series 2021-D 4.00%, 05/15/2038	2,930	2,972,263
4.00%, 05/15/2040	1,375	1,380,594
4.00%, 05/15/2041	2,485	2,490,167

		15,543,008

Texas – 0.6%
Brownsville Independent School District Series 2017 5.00%, 08/15/2023	750	750,447
City of Mission TX
BAM Series 2021 5.00%, 02/15/2028	1,000	1,074,086
5.00%, 02/15/2029	1,000	1,087,583
El Paso County Hospital District Series 2017 5.00%, 08/15/2037	370	377,239

		3,289,355

Utah – 0.7%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	3,669,468

Washington – 0.7%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	3,656,818

West Virginia – 1.3%
Morgantown Utility Board, Inc. Series 2018-B 5.00%, 12/01/2043	2,555	2,679,513
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
Series 2016-A 4.00%, 06/01/2031	2,800	2,816,202
Series 2017-A 5.00%, 06/01/2047	1,775	1,818,058

		7,313,773

	Principal Amount (000)	U.S. $ Value

Wisconsin – 4.5%
City of Milwaukee WI Sewerage System Revenue
Series 2021-S 5.00%, 06/01/2030	$1,000	$1,118,693
5.00%, 06/01/2031	1,000	1,134,810
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	208,207
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050	3,520	3,456,685
Wisconsin Public Finance Authority Series 2023 8.125%, 07/01/2058(a)	1,000	1,001,773
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	3,891,049
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2044	6,315	6,131,572
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,760,932

		24,703,721

Total Municipal Obligations (cost $562,828,834)		523,181,591

CORPORATES - INVESTMENT GRADE – 2.1%
Industrial – 1.1%
Consumer Cyclical - Other – 0.5%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	2,742,059

Other Industrial – 0.5%
Howard University
Series 2020 1.991%, 10/01/2025	1,000	914,850
2.291%, 10/01/2026	1,000	898,520
2.516%, 10/01/2025	1,000	927,920

		2,741,290

Services – 0.1%
Bush Foundation 2.754%, 10/01/2050	1,000	638,950

		6,122,299

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 1.0%
Finance – 1.0%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	$1,000	$844,597
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	4,506,407

		5,351,004

Total Corporates - Investment Grade (cost $13,267,000)		11,473,303

	Shares

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(e) (f) (g) (cost $13,020,888)	13,020,888	13,020,888

Total Investments – 99.1% (cost $589,116,722)(h)		547,675,782
Other assets less liabilities – 0.9%		5,027,759

Net Assets – 100.0%		$552,703,541

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,750	01/15/2025	4.028%	CPI#	Maturity	$118,020	$—	$118,020
USD	2,800	01/15/2027	CPI#	3.466%	Maturity	(101,500)	(5,286)	(96,214)
USD	19,100	01/15/2029	CPI#	3.735%	Maturity	14,670	—	14,670
USD	17,000	01/15/2030	2.650%	CPI#	Maturity	1,471,681	—	1,471,681
USD	7,500	01/15/2031	2.782%	CPI#	Maturity	547,529	—	547,529
USD	4,400	01/15/2031	2.989%	CPI#	Maturity	232,343	—	232,343
USD	5,570	01/15/2032	CPI#	3.064%	Maturity	(226,686)	—	(226,686)
USD	5,180	04/15/2032	CPI#	2.971%	Maturity	(244,519)	—	(244,519)

						$1,811,538	$(5,286)	$1,816,824

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	36,860	04/30/2030	1 Day SOFR	3.500%	Annual	$(785,297)	$—	$(785,297)
USD	17,100	04/30/2030	1 Day SOFR	3.369%	Annual	(516,966)	—	(516,966)
USD	34,000	04/15/2032	3.069%	1 Day SOFR	Annual	1,869,044	—	1,869,044

						$566,781	$—	$566,781

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $55,644,549 or 10.1% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,231,485 and gross unrealized depreciation of investments was $(44,288,820), resulting in net unrealized depreciation of $(39,057,335).

As of July 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.8% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$523,181,591	$—	$523,181,591
Corporates – Investment Grade	—	11,473,303	—	11,473,303
Short-Term Investments	13,020,888	—	—	13,020,888

Total Investments in Securities	13,020,888	534,654,894	—	547,675,782
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,384,243	—	2,384,243
Centrally Cleared Interest Rate Swaps	—	1,869,044	—	1,869,044
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(572,705)	—	(572,705)
Centrally Cleared Interest Rate Swaps	—	(1,302,263)	—	(1,302,263)

Total	$13,020,888	$537,033,213	$—	$550,054,101

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2023 is as follows:

Fund	Market Value 04/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,239	$26,058	$30,276	$13,021	$187